Note 9 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Revenue from Contract with Customer, Including Assessed Tax	$ 33	$ 23	$ 55	$ 479
Israeli Innovation Authority (“IIA”) [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax			$ 0
Israeli Innovation Authority (“IIA”) [Member] | Royalty [Member]
Research Agreement, Royalty Percentage	3.00%		3.00%
Contract with Customer, Liability	$ 0		$ 0
Contract With Customer, Contingent Liability	$ 5,702		$ 5,702		$ 5,625